Schedule of Investments (unaudited)
July 31, 2025
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
Lockheed Martin Corp.	296,053	$ 124,632,392
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	164,822	19,007,273
Banks — 2.8%
PNC Financial Services Group, Inc. (The)	766,337	145,810,941
U.S. Bancorp	3,728,830	167,648,197
		313,459,138
Beverages — 8.1%
Coca-Cola Co. (The)	5,979,183	405,926,734
Keurig Dr. Pepper, Inc.	1,825,217	59,593,335
PepsiCo, Inc.	3,086,921	425,748,144
		891,268,213
Biotechnology — 10.1%
AbbVie, Inc.	3,296,306	623,067,760
Amgen, Inc.	950,058	280,362,116
Gilead Sciences, Inc.	1,875,934	210,648,629
		1,114,078,505
Capital Markets — 2.4%
Blackstone, Inc., Class A	1,046,130	180,938,645
Cohen & Steers, Inc.	49,020	3,605,911
Moelis & Co., Class A	135,512	9,504,811
T Rowe Price Group, Inc.	640,844	65,013,624
Victory Capital Holdings, Inc., Class A	72,890	5,022,850
		264,085,841
Chemicals — 0.8%
Air Products & Chemicals, Inc.	306,099	88,119,780
Communications Equipment — 3.3%
Cisco Systems, Inc.	5,324,300	362,478,344
Consumer Staples Distribution & Retail — 0.5%
Sysco Corp.	714,696	56,889,802
Containers & Packaging — 0.6%
Amcor PLC	6,834,455	63,902,154
Distributors — 0.1%
LKQ Corp.	424,791	12,518,591
Diversified Consumer Services — 0.1%
H&R Block, Inc.	193,262	10,501,857
Diversified Telecommunication Services — 3.8%
AT&T Inc.	15,390,668	421,858,210
Electric Utilities — 7.2%
ALLETE, Inc.	139,699	9,210,355
Alliant Energy Corp.	460,885	29,962,134
American Electric Power Co., Inc.	1,017,240	115,090,533
Duke Energy Corp.	1,502,019	182,705,591
Evergy, Inc.	491,546	34,801,457
Exelon Corp.	2,061,366	92,637,788
IDACORP, Inc.	82,930	10,393,617
OGE Energy Corp.	416,161	18,902,033
PPL Corp.	1,222,548	43,632,738
Southern Co. (The)	1,963,802	185,540,013
Xcel Energy, Inc.	1,032,093	75,796,910
		798,673,169
Energy Equipment & Services — 0.7%
Schlumberger NV	2,428,805	82,093,609
Security	Shares	Value
Financial Services — 0.1%
Radian Group, Inc.	233,657	$ 7,619,555
Food Products — 1.6%
Hormel Foods Corp.	581,539	16,335,430
Kellanova	409,571	32,696,053
Mondelez International, Inc., Class A	1,965,882	127,172,907
		176,204,390
Gas Utilities — 0.1%
New Jersey Resources Corp.	211,132	9,693,070
Health Care Equipment & Supplies — 1.8%
Medtronic PLC	2,210,701	199,493,658
Hotels, Restaurants & Leisure — 0.3%
Darden Restaurants, Inc.	161,250	32,519,287
Household Products — 1.1%
Clorox Co. (The)	255,432	32,072,042
Kimberly-Clark Corp.	680,840	84,846,281
Reynolds Consumer Products, Inc.	128,809	2,896,914
		119,815,237
Insurance — 0.1%
Old Republic International Corp.	392,681	14,203,272
IT Services — 2.8%
International Business Machines Corp.	1,229,487	311,244,634
Leisure Products — 0.2%
Hasbro, Inc.	293,047	22,025,412
Machinery — 0.2%
Snap-on, Inc.	73,204	23,512,393
Multi-Utilities — 2.0%
Ameren Corp.	430,527	43,539,195
CMS Energy Corp.	501,239	36,991,438
DTE Energy Co.	361,663	50,057,776
NiSource, Inc.	714,849	30,345,340
WEC Energy Group, Inc.	564,424	61,567,370
		222,501,119
Oil, Gas & Consumable Fuels — 21.5%
Antero Midstream Corp.	834,120	15,306,102
Chevron Corp.	4,228,041	641,140,137
ConocoPhillips	2,425,119	231,210,845
DT Midstream, Inc.	163,976	16,845,255
EOG Resources, Inc.	1,010,861	121,323,537
Exxon Mobil Corp.	8,803,911	982,868,624
Kinder Morgan, Inc.	4,495,763	126,151,110
Magnolia Oil & Gas Corp., Class A	248,780	5,925,940
Phillips 66	905,058	111,847,068
Williams Cos., Inc. (The)	2,192,018	131,411,479
		2,384,030,097
Personal Care Products — 0.7%
Kenvue, Inc.	3,595,004	77,076,886
Pharmaceuticals — 10.6%
Johnson & Johnson	4,341,405	715,203,060
Merck & Co., Inc.	5,571,784	435,267,766
Royalty Pharma PLC, Class A	499,537	18,382,961
		1,168,853,787
Professional Services — 0.6%
Paychex, Inc.	480,233	69,312,029
Semiconductors & Semiconductor Equipment — 2.2%
Texas Instruments, Inc.	1,340,979	242,797,658

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core High Dividend ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 4.5%
Home Depot, Inc. (The)	1,345,786	$ 494,589,813
Penske Automotive Group, Inc.	32,714	5,476,651
		500,066,464
Tobacco — 7.2%
Altria Group, Inc.	6,302,185	390,357,339
Philip Morris International, Inc.	2,496,036	409,474,706
		799,832,045
Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	90,013	7,796,926
Watsco, Inc.	50,584	22,807,314
		30,604,240
Total Long-Term Investments — 99.7% (Cost: $10,355,156,594)		11,034,972,111
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	12,680,440	$ 12,680,440
Total Short-Term Securities — 0.1% (Cost: $12,680,440)		12,680,440
Total Investments — 99.8% (Cost: $10,367,837,034)		11,047,652,551
Other Assets Less Liabilities — 0.2%		18,093,785
Net Assets — 100.0%		$ 11,065,746,336

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 12,578,606	$ 101,834 (a)	$ —	$ —	$ —	$ 12,680,440	12,680,440	$ 189,099	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	193	09/19/25	$ 15,585	$ (199,283)
E-Mini Dow Jones Industrial Average Index	28	09/19/25	6,203	226,808
E-Mini Energy Select Sector Index	83	09/19/25	7,615	30,938
				$ 58,463
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)
July 31, 2025
iShares® Core High Dividend ETF
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 11,034,972,111	$ —	$ —	$ 11,034,972,111
Short-Term Securities
Money Market Funds	12,680,440	—	—	12,680,440
	$ 11,047,652,551	$ —	$ —	$ 11,047,652,551
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 257,746	$ —	$ —	$ 257,746
Liabilities
Equity Contracts	(199,283)	—	—	(199,283)
	$ 58,463	$ —	$ —	$ 58,463

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.